Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Scheduled Maturities of Time Deposits

2017	$108,620
2018	33,617
2019	7,749
2020	14,626
2021	7,697
Thereafter	-
Total	$172,309